Exceptional items (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of Exceptional Items
Exceptional items are made up as follows:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	€m	€m	€m
Supply chain reconfiguration (1)	—	(12.5)	(3.6)
Findus Group integration costs (2)	—	—	3.5
Fortenova Acquisition integration costs (3)	3.5	—	—
Findus Switzerland integration costs (4)	6.2	0.3	—
Brexit (5)	5.3	1.6	1.6
Business Transformation program (6)	18.8	2.3	—
Information Technology Transformation program (7)	4.2	—	—
Goodfella's Pizza & Aunt Bessie's integration costs (8)	—	4.0	12.5
Factory optimization (9)	4.9	10.0	5.7
Settlement of legacy matters (10)	(2.6)	(2.9)	(9.2)
Release of indemnification assets (11)	5.0	17.8	44.0
Total exceptional items	45.3	20.6	54.5